Green Bonds, Convertible and Non-convertible Promissory Notes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Green Bonds, Convertible and Non-convertible Promissory Notes [Abstract]
Schedule of Debt Balances	The following table reflects the total debt balances of the Company as March 31, 2024 and December 31, 2023 (in thousands):
	As of March 31	As of December 31
	2024	2023
	(in thousands)
Senior Secured Green Bonds	$87,264	$166,122
Senior Secured debt and promissory notes secured	31,523	32,312
Total debt	118,787	198,434
Less current maturities	(118,787)	(198,434)
Long term debt, net of current maturities	$-	$-

Current Maturities	$118,787	$198,434
Less current debt discount	(908)	(892)
Current Maturities net of debt discount	$117,879	$197,542

The following table reflects the total debt balances of the Company as December 31, 2023 and 2022 (in thousands):
	Year Ended December 31,
	2023	2022
	(in thousands)
Senior Secured Green Bonds	$166,122	$149,481
Senior Secured debt and promissory notes secured	32,312	13,486
Total debt	198,434	162,967
Less current maturities	(198,434)	-
Long term debt, net of current maturities	$-	$162,967

Current Maturities	$198,434	$-
Less current debt discount	(892)	-
Current Maturities net of debt discount	$197,542	$-

Long-term maturities	$-	$162,967
Less long-term debt discount	-	(4,272)
Long-term maturities net of debt discount	$-	$158,695